Biocon Acquisition	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Biocon Acquisition

Note 3 – Biocon Acquisition

On December 31, 2018, the Company completed the Biocon Acquisition, which included the acquisition of 100% of the outstanding membership interests of each of Aether and Biocon. The purpose of the Biocon Acquisition was to accelerate growth and to expedite entry into additional markets.

Transaction costs associated with the Biocon Acquisition of approximately $33,000 were recorded in selling, general and administrative costs in the fourth quarter of 2018.

The Company has accounted for the Biocon Acquisition as a business combination under the acquisition method of accounting.

The following is a summary of total consideration for the Biocon Acquisition, including a final working capital adjustment in the three months ended March 31, 2019 of approximately $11,000:

Total Consideration

Fixed purchase price	$1,070,000
Acquisition date fair value of contingent consideration	562,000
Total consideration[1]	$1,632,000

[1]Total consideration consists of an upfront payment of $991,000, which includes $250,000 held in escrow, $137,000 in working capital payments, $5,000 in accrued expenses and $499,000 of acquisition date fair value contingent consideration liabilities.

The Company has allocated the total consideration for the transaction based upon the fair value of net assets acquired and liabilities assumed at the date of acquisition.

The following is a summary of the final purchase price allocation for the Biocon Acquisition. Changes to the purchase price allocation from amounts reported on the Company’s Annual Report on Form 10-K for the year ended December 31, 2018 were due to the final working capital adjustment of approximately $11,000.

Fair Values
Trade accounts receivable	$164,000
Inventories	179,000
Equipment	39,000
Security deposit	7,000
Goodwill	759,000
Intangible assets	590,000
Total assets acquired, net of cash acquired	1,738,000
Accounts payable	91,000
Accrued expenses	15,000
Total liabilities assumed	106,000
Net assets acquired, net of cash acquired	$1,632,000

Intangible Assets

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Preliminary Fair Values	Weighted Average Useful Life (Years)
Tradenames, service marks and domain names	50,000	5
Customer relationships	540,000	17
Total intangible assets	$590,000

The estimated fair value of the identifiable intangible assets was determined using the “income approach,” which is a valuation technique that provides an estimate of the fair value of an asset based on market participant expectations of the cash flows an asset would generate over its remaining useful life. The assumptions, including the expected projected cash flows, utilized in the preliminary purchase price allocation and in determining the purchase price were based on the Company’s best estimates as of December 31, 2018, the closing date of the Biocon Acquisition.

Some of the more significant assumptions inherent in the development of those asset valuations include the estimated net cash flows for each year for each asset or product (including net revenues, cost of goods sold, research and development costs, selling and marketing costs and working capital / contributory asset charges), the appropriate discount rate to select in order to measure the risk inherent in each future cash flow stream, the assessment of each asset’s life cycle, the potential regulatory and commercial success risks, competitive trends impacting the asset and each cash flow stream, as well as other factors. No assurances can be given that the underlying assumptions used to prepare the discounted cash flow analysis will not change. For these and other reasons, actual results may vary significantly from estimated results.

Goodwill

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized. Factors that contributed to the Company’s recognition of goodwill include the Company’s intent to expand its product portfolio. Goodwill has been allocated to the Water Filtration segment.

Unaudited Pro Forma Results of Operations

The following table reflects the unaudited pro forma combined results of operations for the three months ended March 31, 2018 (assuming the closing of the Biocon Acquisition occurred on January 1, 2017):

Three Months Ended
March 31, 2018
Total revenues	$1,170,000
Net loss attributable to Nephros, Inc	$(1,389,000)

The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the actual results of operations had the closing of the Biocon Acquisition taken place on January 1, 2017. Furthermore, the pro forma results do not purport to project the future results of operations of the Company.

The unaudited pro forma information reflects the following adjustments:

●	Adjustments to amortization expense for the three months ended March 31, 2018 of approximately $10,000 related to identifiable intangible assets acquired;

●	Eliminate interest expense in the historical Biocon results of operations and eliminate interest income in the Company’s historical results of operations, each of which was approximately $1,000 for the three months ended March 31, 2018, which interest was related to a lease that was terminated as of the closing of the Biocon Acquisition; and

●	Eliminate sales, and related cost of goods sold, for products sold by Biocon to the Company, with a gross margin impact of approximately $1,000 for the three months ended March 31, 2018.

Note 3 – Biocon Acquisition

On December 31, 2018, the Company completed the Biocon Acquisition, which included the acquisition of 100% of the outstanding membership interests of each of Aether and Biocon. The purpose of the Biocon Acquisition was to accelerate growth and to expedite entry into additional markets.

For the year ended December 31, 2018, transaction costs associated with the Biocon Acquisition of approximately $33,000 were recorded in selling, general and administrative costs.

The Company has accounted for the Biocon Acquisition as a business combination under the acquisition method of accounting.

The following is a summary of total consideration for the Biocon Acquisition:

Total Consideration

Fixed purchase price	$1,059,000
Acquisition date fair value of contingent consideration	562,000
Total consideration[1]	$1,621,000

[1]Total consideration consists of an upfront payment of $991,000 which includes $250,000 held in escrow, $131,000 in accrued expenses and $499,000 of contingent consideration liabilities.

The Company has allocated the total consideration for the transaction based upon the fair value of net assets acquired and liabilities assumed at the date of acquisition.

The following is a summary of the preliminary purchase price allocation for the Biocon Acquisition:

Fair Values as of December 31, 2018
Trade accounts receivable	$164,000
Inventories	179,000
Equipment	39,000
Security deposit	7,000
Goodwill	748,000
Intangible assets	590,000
Total assets acquired, net of cash acquired	1,727,000
Accounts payable	91,000
Accrued expenses	15,000
Total liabilities assumed	106,000
Net assets acquired, net of cash acquired	$1,621,000

Intangible Assets

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Preliminary Fair Values	Weighted Average Useful Life (Years)
Tradenames, service marks and domain names	50,000	5
Customer relationships	540,000	17
Total intangible assets	$590,000

Estimated aggregate amortization expense for each of the next five years is estimated to be approximately $42,000.

The estimated fair value of the identifiable intangible assets was determined using the “income approach,” which is a valuation technique that provides an estimate of the fair value of an asset based on market participant expectations of the cash flows an asset would generate over its remaining useful life. The assumptions, including the expected projected cash flows, utilized in the preliminary purchase price allocation and in determining the purchase price were based on the Company’s best estimates as of December 31, 2018, the closing date of the Biocon Acquisition.

Some of the more significant assumptions inherent in the development of those asset valuations include the estimated net cash flows for each year for each asset or product (including net revenues, cost of sales, research and development costs, selling and marketing costs and working capital / contributory asset charges), the appropriate discount rate to select in order to measure the risk inherent in each future cash flow stream, the assessment of each asset’s life cycle, the potential regulatory and commercial success risks, competitive trends impacting the asset and each cash flow stream, as well as other factors. No assurances can be given that the underlying assumptions used to prepare the discounted cash flow analysis will not change. For these and other reasons, actual results may vary significantly from estimated results.

Goodwill

Goodwill is calculated as the excess of the consideration transferred over the net assets recognized. Factors that contributed to the Company’s recognition of goodwill include the Company’s intent to expand its product portfolio. Goodwill has been allocated to the Water Filtration segment.

Unaudited Pro Forma Results of Operations

The following table reflects the unaudited pro forma combined results of operations for the years ended December 31, 2018 and 2017 (assuming the closing of the Biocon Acquisition occurred on January 1, 2017):

	Year Ended
	December 31, 2018	December 31, 2017
Total revenues	$6,412,000	$4,236,000
Net loss attributable to Nephros, Inc	$(3,158,000)	$(855,000)

The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of the actual results of operations had the closing of the Biocon Acquisition taken place on January 1, 2017. Furthermore, the pro forma results do not purport to project the future results of operations of the Company.

The unaudited pro forma information reflects the following adjustments:

●	Adjustments to amortization expense for each of the years ended December 31, 2018 and 2017 of approximately $21,000 related to identifiable intangible assets acquired;
●	Adjustments, net of a reduction, to depreciation expense for each of the years ended December 31, 2018 and 2017 of approximately $10,000 related to equipment acquired and for which the capitalization policy and useful lives were adjusted based on the Company’s policy;
●	Adjustments to selling, general and administrative expense related to transaction costs directly attributable to the Biocon Acquisition, including the elimination of $33,000 of expenses incurred in the year ended December 31, 2018 which have been included in the year ended December 31, 2017;
●	Eliminate interest expense in the historical Biocon results of operations and eliminate interest income in the Company’s historical results of operations, each of which was approximately $4,000 for each of the years ended December 31, 2018 and 2017, which interest was related to a lease that was terminated as of the acquisition; and
●	Eliminate sales, and related cost of goods, for products sold by Biocon to the Company, with a gross margin impact of approximately $5,000 and $10,000 for the years ended December 31, 2018 and 2017, respectively.